UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-04379
Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of principal executive offices)(Zip code)
Gerard T. Mallen, President
2 Mid America Plaza
Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Suite 2400
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

     Item 1. Reports to Stockholders.
PLAN INVESTMENT FUND, INC.
Semi-Annual Report
June 30, 2009
ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

PLAN INVESTMENT FUND, INC.

August 20, 2009
Dear Investors:
On behalf of the Board of Trustees, I am pleased to submit the 2009 Semi-Annual Report for Plan Investment Fund, Inc. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.
As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.
Sincerely,

Gerard T. Mallen
President and Chief Executive Officer

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
June 30, 2009

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS — 100.0%

$100,000,000	Deutsche Bank Securities, Inc. To be repurchased at $100,000,278 (collateralized by $149,460,805 par amount of Federal Home Loan Mortgage Corporation Participating Certificates, Federal National Mortgage Association Bonds, Federal National Mortgage Association Adjustable Rate Bonds and Government National Mortgage Association Bonds, 4.00% to 7.00%; due 06/01/2024 to 11/01/2038; Total Market Value $103,000,001)	0.10%	07/01/09	$100,000,000

119,926,000	Goldman Sachs & Co. To be repurchased at $119,926,167 (collateralized by $117,555,339 par amount of Federal National Mortgage Association Bond, 6.00%; due 06/01/2039; Total Market Value $123,523,780)	0.05%	07/01/09	119,926,000

96,707,000	Morgan Stanley & Co., Inc. To be repurchased at $96,707,134 (collateralized by $142,604,245 par amount of Federal National Mortgage Association Bonds and Federal Home Loan Mortgage Corporation Participating Certificates, 4.50% to 5.50%; due 05/01/2034 to 11/01/2037; Total Market Value $99,608,210)	0.05%	07/01/09	96,707,000

100,000,000	RBS Securities, Inc. To be repurchased at $100,000,306 (collateralized by $101,495,000 par amount of U.S. Treasury Note, 3.25%; due 06/30/2016; Total Market Value $102,002,475)	0.11%	07/01/09	100,000,000

100,000,000	UBS Securities LLC To be repurchased at $100,000,278 (collateralized by $143,539,296 par amount of Federal National Mortgage Association STRIPS and Federal Home Loan Mortgage Association Participating Certificates, 0.00% to 7.00%; due 01/01/2018 to 10/01/2037; Total Market Value $103,004,097)	0.10%	07/01/09	100,000,000

	Total Repurchase Agreements (Cost $516,633,000)			516,633,000

	Total Investments — 100.0% (Cost $516,633,000 )*			516,633,000

	Liabilities in excess of Other Assets — 0.0%			(153,617)

	Net Assets — 100.0%			$516,479,383

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to financial statements.

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
June 30, 2009
Concluded
SFAS 157 DISCLOSURE
The following is a summary of the inputs used, as of June 30, 2009, in valuing the Government/REPO Portfolio’s net assets:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2009	Price	Inputs	Inputs
Repurchase Agreements	$516,633,000	$—	$516,633,000	$—

Total Investments	$516,633,000	$—	$516,633,000	$—

See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2009

				Amortized
Par Value		Interest Rate	Maturity	Cost
U.S. TREASURY OBLIGATIONS — 1.8%

$9,500,000	U.S. Treasury Bill	0.45%	08/13/09	$9,494,950
15,000,000	U.S. Treasury Bill	0.55%	07/01/10	14,917,342

	Total U.S. Treasury Obligations			24,412,292

	(Cost $24,412,292)

AGENCY OBLIGATIONS — 6.9%

8,835,000	Federal Home Loan Bank Variable Rate Note(1)(2)	0.73%	02/05/10	8,835,000
10,095,000	Federal Home Loan Bank Variable Rate Note(1)(2)	0.82%	02/26/10	10,095,000
25,000,000	Federal Home Loan Mortgage Corp. Discount Note(1)	0.58%	08/10/09	24,983,889
45,000,000	Federal Home Loan Mortgage Corp. Discount Note(1)	0.58%	09/08/09	44,949,975
7,000,000	Federal Home Loan Mortgage Corp. Discount Note(1)	0.72%	11/05/09	6,982,220

	Total Agency Obligations			95,846,084

	(Cost $95,846,084)

BANK OBLIGATIONS — 42.7%

DOMESTIC CERTIFICATES OF DEPOSIT — 2.1%
15,000,000	Chase Bank USA NA	0.52%	07/15/09	15,000,000
15,000,000	State Street Bank & Trust Co.	0.61%	07/27/09	15,000,000

				30,000,000

YANKEE CERTIFICATES OF DEPOSIT — 40.6%
16,300,000	Banco Bilbao Vizcaya Argentaria, New York	0.97%	07/01/09	16,300,000
10,000,000	Banco Bilbao Vizcaya Argentaria, New York	0.86%	07/15/09	10,000,018
20,000,000	Banco Bilbao Vizcaya Argentaria, New York	1.16%	08/03/09	20,000,182
12,000,000	Banco Bilbao Vizcaya Argentaria, New York	1.07%	10/29/09	12,000,398
15,000,000	Banco Bilbao Vizcaya Argentaria, New York	0.66%	12/04/09	15,000,324
12,000,000	Barclays Bank PLC, New York	0.73%	08/07/09	12,000,000
40,000,000	BNP Paribas SA, New York	1.17%	07/08/09	40,000,000
22,000,000	BNP Paribas SA, New York	0.65%	11/20/09	22,000,000
9,000,000	BNP Paribas SA, New York	0.55%	12/04/09	9,000,000
17,000,000	Deutsche Bank AG, New York	0.50%	08/11/09	17,000,000
11,000,000	DNB NOR Bank ASA, New York	0.67%	12/10/09	11,000,000
25,000,000	Intesa Sanpaolo SPA, New York	0.86%	07/02/09	25,000,000
25,000,000	Lloyds TSB Bank PLC, New York	1.04%	07/22/09	25,000,000
25,000,000	Lloyds TSB Bank PLC, New York	0.59%	09/02/09	25,000,000
30,000,000	Rabobank Nederland NV, New York	0.70%	07/13/09	30,000,000
10,000,000	Rabobank Nederland NV, New York	0.85%	08/03/09	10,000,000
2,000,000	Rabobank Nederland NV, New York	0.35%	08/14/09	2,000,000
15,000,000	Rabobank Nederland NV, New York(2)	1.02%	05/04/10	15,000,000
15,000,000	Royal Bank of Scotland, Connecticut	1.22%	07/22/09	15,000,087
12,000,000	Royal Bank of Scotland, Connecticut	0.64%	09/03/09	12,000,000
35,000,000	Royal Bank of Scotland, Connecticut	0.63%	09/18/09	35,000,767
8,000,000	Royal Bank of Scotland, Connecticut	0.63%	09/30/09	8,000,000
15,000,000	Sanpaolo IMI SPA, New York	0.75%	11/13/09	15,000,000
5,000,000	Sanpaolo IMI SPA, New York	0.68%	11/20/09	5,000,000
10,000,000	Sanpaolo IMI SPA, New York	0.55%	12/17/09	10,000,000
16,000,000	Societe Generale, New York	0.40%	09/02/09	16,000,000
See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2009
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost
BANK OBLIGATIONS (continued)

YANKEE CERTIFICATES OF DEPOSIT (continued)
$16,200,000	Svenska Handelsbanken, New York	0.35%	09/08/09	$16,199,999
15,000,000	Svenska Handelsbanken, New York	0.57%	12/14/09	15,000,690
25,000,000	Svenska Handelsbanken, New York	0.52%	12/17/09	25,000,585
25,000,000	Toronto Dominion Bank, New York	0.50%	11/19/09	25,000,000
35,000,000	UBS AG, Stamford	1.25%	07/06/09	35,000,000
15,000,000	UBS AG, Stamford	1.18%	07/15/09	15,000,000

				563,503,050

	Total Bank Obligations			593,503,050

	(Cost $593,503,050)

CORPORATE DEBT — 48.1%

COMMERCIAL PAPER — 47.9%
ASSET BACKED SECURITIES — 29.2%
16,000,000	Atlantis One Funding Corp.	0.40%	08/13/09	15,992,356
50,000,000	Barton Capital LLC	0.50%	07/07/09	49,995,833
15,000,000	Barton Capital LLC	0.35%	08/06/09	14,994,750
30,000,000	CAFCO LLC	0.50%	07/01/09	30,000,000
35,000,000	CAFCO LLC	0.55%	07/08/09	34,996,257
27,320,000	Fairway Finance Co.	0.43%	08/03/09	27,309,231
10,000,000	Fairway Finance Co.	0.41%	08/18/09	9,994,533
21,538,000	Fairway Finance Co.	0.35%	09/03/09	21,524,599
25,000,000	Falcon Asset Securitization Co. LLC	0.37%	08/04/09	24,991,264
19,000,000	Galleon Capital LLC	0.31%	07/30/09	18,995,255
50,000,000	Mont Blanc Capital Corp.	0.41%	09/09/09	49,960,139
15,000,000	Nieuw Amsterdam Receivables Corp.	0.47%	09/15/09	14,985,117
25,000,000	Old Line Funding LLC	0.40%	07/15/09	24,996,111
41,670,000	Old Line Funding LLC	0.46%	08/07/09	41,650,299
8,100,000	Straight-A Funding LLC	0.50%	08/03/09	8,096,288
17,000,000	Tempo Finance Corp.	0.45%	08/05/09	16,992,563

				405,474,595

BANKS — 18.7%
50,000,000	CBA (DE) Finance, Inc.	0.33%	09/04/09	49,970,660
15,000,000	CBA (DE) Finance, Inc.	0.34%	09/16/09	14,989,092
20,000,000	ING (US) Funding LLC	0.42%	07/15/09	19,996,733
50,000,000	ING (US) Funding LLC	0.63%	08/05/09	49,969,375
5,000,000	ING (US) Funding LLC	0.40%	09/04/09	4,996,389
25,000,000	Rabobank USA Financial Corp.	0.34%	09/10/09	24,983,236
30,000,000	Societe Generale North America, Inc.	1.39%	07/07/09	29,993,050
11,000,000	Societe Generale North America, Inc.	0.44%	08/19/09	10,993,412
8,000,000	Societe Generale North America, Inc.	0.38%	09/09/09	7,994,089
12,000,000	Societe Generale North America, Inc.	0.38%	09/16/09	11,990,247
20,000,000	UBS Finance (DE) LLC	1.09%	08/07/09	19,977,594
5,000,000	UBS Finance (DE) LLC	0.80%	08/19/09	4,994,556
8,000,000	UBS Finance (DE) LLC	0.69%	09/15/09	7,988,347

				258,836,780

	Total Commercial Paper			664,311,375

See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2009
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost
CORPORATE DEBT (continued)

NOTES AND BONDS — 0.2%
BANKS — 0.1%
$1,385,000	HSBC USA Inc. (2)	1.56%	10/15/09	$1,385,000

INSURANCE — 0.1%
2,000,000	ING USA Global Funding Trust VI (2)	1.08%	09/18/09	2,000,000

	Total Notes and Bonds			3,385,000

	Total Corporate Debt			667,696,375

	(Cost $667,696,375)

MUNICIPAL BONDS — 0.5%

6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York(3)	0.90%	03/01/38	6,880,000

	Total Municipal Bonds			6,880,000

	(Cost $6,880,000)

REPURCHASE AGREEMENT — 1.0%

13,935,000	Deutsche Bank Securities, Inc. To be repurchased at $13,935,035 (collateralized by $13,935,555 par amount of Federal Home Loan Mortgage Association Fixed Rate Note, Resolution Funding Corporation STRIP, Federal National Mortgage Association Bond, Federal Farm Credit Bank Bond and Federal Agricultural Mortgage Corporation Medium Term Note; 0.00% to 5.13%; due 01/15/2010 to 10/15/2019; Total Market Value $14,353,621)	0.09%	07/01/09	13,935,000

	Total Repurchase Agreement			13,935,000

	(Cost $13,935,000)
See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2009
Concluded

Amortized
Cost
Total Investments — 101.0% (Cost $1,402,272,801)*	$1,402,272,801

Liabilities in excess of Other Assets — (1.0%)	(14,403,332)

Net Assets — 100.0%	$1,387,869,469

Net Asset Value	$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(2)	Variable rate security. Rate shown is as of report date and the date shown is the final maturity date.

(3)	Variable rate security. Rate shown is as of report date and the date shown is the final maturity date although the principal owed can be recovered through demand upon 7-days notice.

DE	Delaware

NA	National Association

RB	Revenue Bonds
SFAS 157 DISCLOSURE
The following is a summary of the inputs used, as of June 30, 2009, in valuing the Money Market Portfolio’s net assets:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2009	Price	Inputs	Inputs
U.S. Treasury Obligations	$24,412,292	$—	$24,412,292	$—
Agency Obligations	95,846,084	—	95,846,084	—
Bank Obligations	593,503,050	—	593,503,050	—
Corporate Debt	667,696,375	—	667,696,375	—
Municipal Bonds	6,880,000	—	6,880,000	—
Repurchase Agreement	13,935,000	—	13,935,000	—

Total Investments	$1,402,272,801	$—	$1,402,272,801	$—

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Assets and Liabilities
(Unaudited)
June 30, 2009

	Government/REPO	Money Market
	Portfolio	Portfolio
ASSETS
Investments in securities, at amortized cost, which approximates market value	$—	$1,388,337,801
Repurchase agreements, at cost, which approximates market value	516,633,000	13,935,000
Cash	509	—
Accrued interest receivable	1,162	1,184,838
Other assets	21,348	166,046

Total Assets	516,656,019	1,403,623,685

LIABILITIES
Due to custodian	—	26,958
Dividends payable	40,747	593,408
Payable for securities purchased	—	14,917,342
Accrued expenses payable
Investment advisory fees (Note 2)	16,731	140,685
Administration fees (Note 2)	6,322	52,351
Custodian fees (Note 2)	18,769	2,939
Transfer agent fees (Note 2)	702	128
Other liabilities	93,365	20,405

Total Liabilities	176,636	15,754,216

NET ASSETS	$516,479,383	$1,387,869,469

NET ASSETS CONSIST OF:
Paid-in Capital	$516,479,383	$1,387,805,930
Accumulated net realized gain on securities sold	—	63,539

TOTAL NET ASSETS	$516,479,383	$1,387,869,469

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio)	516,479,383	1,387,805,930

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Operations
(Unaudited)
Six Months Ended June 30, 2009

	Government/REPO	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$527,500	$7,268,961

EXPENSES
Investment advisory fees (Note 2)	419,919	950,747
Administration fees (Note 2)	121,063	400,510
Treasury Guarantee Program (Note 4)	102,635	246,757
Custodian fees (Note 2)	35,883	65,744
Insurance expense	9,607	14,663
Audit and tax fees	6,411	23,884
Fund compliance fees	4,164	4,952
Transfer agent fees (Note 2)	3,202	9,504
Legal fees	2,115	52,119
Trustee expense	—	5,637
Miscellaneous	9,249	17,115

Total expenses	714,248	1,791,632
Less fees waived (Note 2)	(392,837)	(190,080)

Net expenses	321,411	1,601,552

NET INVESTMENT INCOME	206,089	5,667,409

NET REALIZED GAIN ON SECURITIES SOLD	—	63,539

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$206,089	$5,730,948

See accompanying notes to financial statements.

GOVERNMENT/REPO PORTFOLIO
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$206,089	$12,805,123

Net increase in net assets resulting from operations	206,089	12,805,123

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:

From net investment income $0.0004 and $0.0190 per PC, respectively	(206,089)	(12,805,123)

CAPITAL TRANSACTIONS:

Proceeds from sale of PCs	2,288,417,731	8,586,452,183
Reinvestment of dividends	121,145	10,820,873
Cost of PCs repurchased	(2,215,630,242)	(8,569,107,057)

Net increase in net assets resulting from capital transactions	72,908,634	28,165,999

Total increase in net assets	72,908,634	28,165,999

NET ASSETS:

Beginning of period	443,570,749	415,404,750

End of period	$516,479,383	$443,570,749

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:

PCs sold	2,288,417,731	8,586,452,183
Reinvestments of dividends	121,145	10,820,873
PCs repurchased	(2,215,630,242)	(8,569,107,057)

Net increase in PCs outstanding	72,908,634	28,165,999

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,667,409	$28,506,054
Net realized gain on securities sold	63,539	164,054

Net increase in net assets resulting from operations	5,730,948	28,670,108

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:

From net investment income $0.0036 and $0.0264 per PC, respectively	(5,809,802)	(28,506,054)

CAPITAL TRANSACTIONS:

Proceeds from sale of PCs	5,606,154,986	10,172,718,482
Reinvestment of dividends	6,230,160	26,169,628
Cost of PCs repurchased	(5,440,256,863)	(9,444,483,478)

Net increase in net assets resulting from capital transactions	172,128,283	754,404,632

Total increase in net assets	172,049,429	754,568,686

NET ASSETS:

Beginning of period	1,215,820,040	461,251,354

End of period	$1,387,869,469	$1,215,820,040

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:

PCs sold	5,606,154,986	10,172,718,482
Reinvestments of dividends	6,230,160	26,169,628
PCs repurchased	(5,440,256,863)	(9,444,483,478)

Net increase in PCs outstanding	172,128,283	754,404,632

See accompanying notes to financial statements.

Government/REPO Portfolio
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	06/30/09		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	—	(1)	0.020	0.050	0.050	0.032	0.013
Net Realized Gain (Loss) on Investments	—		—	—	—	—	—

Total From Investment Operations	—		0.020	0.050	0.050	0.032	0.013

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	—	(1)	(0.020)	(0.050)	(0.050)	(0.032)	(0.013)

Total Dividends and Distributions	—		(0.020)	(0.050)	(0.050)	(0.032)	(0.013)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.04%		1.92%	5.15%	5.06%	3.20%	1.29%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$516,479		$443,571	$415,405	$885,468	$718,146	$693,684

Ratio of Net Expenses to Average Net Assets(2)	0.13	%*	0.11%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets(3)	0.09	%*	1.84%	5.09%	4.96%	3.19%	1.32%

*	Annualized.

(1)	Less than $0.001 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.30%, 0.25%, 0.22%, 0.22%, 0.24% and 0.27% for the six months ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005, and 2004, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average daily net assets would have been (0.08)%, 1.70%, 4.97%, 4.84%, 3.05% and 1.15% for the six months ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005, and 2004, respectively.
See accompanying notes to financial statements.

Money Market Portfolio
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended	Year	Year	Year	Year	Year
	06/30/09	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.004	0.030	0.050	0.049	0.030	0.011
Net Realized Gain (Loss) on Investments(1)	—	—	—	—	—	—

Total From Investment Operations	0.004	0.030	0.050	0.049	0.030	0.011

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.004)	(0.030)	(0.050)	(0.049)	(0.030)	(0.011)

Total Dividends and Distributions	(0.004)	(0.030)	(0.050)	(0.049)	(0.030)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.36%	2.67%	5.12%	4.92%	3.05%	1.15%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,387,869	$1,215,820	$461,251	$143,329	$189,193	$151,444

Ratio of Net Expenses to Average Net Assets(2)	0.20%*	0.20%	0.23%	0.27%	0.28%	0.27%

Ratio of Net Investment Income to Average Net Assets(3)	0.70%*	2.56%	4.84%	4.80%	3.02%	1.10%

*	Annualized.

(1)	Less than $0.001 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.22%, 0.23%, 0.25%, 0.30%, 0.31% and 0.30% for the six months ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average daily net assets would have been 0.68%, 2.53%, 4.82%, 4.77%, 2.99% and 1.07% for the six months ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.
See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2009
Note 1. Organization and Significant Accounting Policies
Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).
Security Valuation: Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Fair Value Measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Portfolios have adopted SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:
• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

• Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
In April 2009, FASB issued FASB Staff Position No. 157-4, (“FSP 157-4”) Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of SFAS 115, Accounting for Certain Investments in Debt and Equity Securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of June 30, 2009 is included with each Portfolio’s Schedule of Investments.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis.
Dividends and Distributions to Participation Certificate Holders: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year.
Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios in 2007 and 2008 were from ordinary income for U.S. income tax purposes.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2009
(Continued)
In order to present net assets that more closely represent their tax character, certain reclassifications are made to the net asset components. For the period ended June 30, 2009, undistributed net realized short term gains for the Money Market Portfolio was decreased by $142,393 and undistributed net investment income was increased by the same amount. This was due to undistributed net realized gains, as of 12/31/08, being distributed to shareholders as net investment income (taxed as ordinary income since distributions from net income and short term capital gains are treated as ordinary income for federal income tax purposes). Net investment income, net realized gains and net assets were not affected by these adjustments.
Repurchase Agreements: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of June 30, 2009 were entered into on June 30, 2009.
Expenses, Investment Income and Gain/Loss Allocation: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.
Estimated Maturities: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.
Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Note 2. Transactions with Affiliates and Related Parties
The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:
BlackRock Institutional Management Corporation (“BIMC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets of each of the Fund’s Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.
BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.
BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees “(other fee waivers)” such that the Government/REPO Portfolio Investment Advisory fees do not exceed 0.10 of one percent (0.10%) of averages daily net assets. BIMC has voluntarily agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has voluntarily agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. These waivers are voluntary and BIMC and BCSFSC expect to continue these waivers, but the waivers can be terminated upon 90 days written notice to the Fund.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2009
(Continued)
For the Government/Repo Portfolio, BCSFSC has further agreed that if for any day, after giving effect to all expenses, including without limitation, any extraordinary expenses the “portfolio yield”, would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. BCSFSC has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BIMC has further agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BIMC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01%. BIMC has agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BIMC shall waive all of its fees for such day. BCSFSC or BIMC may terminate this fee waiver (the “portfolio yield waiver”) at any time for any reason upon notice to the other and the Fund.
As a result of these foregoing waivers, for the six months ended June 30, 2009, BCSFSC voluntarily waived $23,349 and $80,102 of which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio and Money Market Portfolio, respectively. BIMC voluntarily waived $369,488 and $109,978 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2009.
PFPC Trust Company (“PFPC Trust”) acts as custodian of the Fund’s assets and PNC Global Investment Servicing (U.S.), Inc. (formerly known as PFPC Inc.) (“PNC GIS”) acts as the Fund’s transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PNC GIS are wholly owned subsidiaries of The PNC Financial Services Group. PFPC Trust and PNC GIS earn fees from the Fund for serving in these capacities.
Note 3. Uncertain Tax Positions
In June 2006, the FASB issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No.109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 and provides guidance on measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. Management of the Fund has concluded that as of June 30, 2009 there are no uncertain tax positions that would require financial statement recognition or disclosure. The tax years 2008 through 2004 remain subject to examination by the Internal Revenue Service.
Note 4. Treasury Guarantee Program
The Money Market Portfolio participates in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Money Market Portfolio’s participation in the Program, in the event the Money Market Portfolio’s net asset value falls below $0.995 per share (a “Guarantee Event”), shareholders in the Portfolio will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Portfolio as of the close of business of September 19, 2008, or the amount held in the Portfolio by the shareholder on the date that the guarantee is triggered. The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event. If a guarantee event were to occur with respect to the Money Market Portfolio, the Portfolio would be required to liquidate. Any increase in the number of shares in a shareholder’s balance after the close of business of September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed.
The Government/REPO Portfolio participated in the Program until April 30, 2009, but has not participated in the Program subsequent to that date. The reasons for the Portfolio’s decision not to continue participation in the Program by the Government/REPO Portfolio include the high cost of such participation, taking into consideration the low current yield of the Government/REPO Portfolio, as well as the nature and average maturity of the investments in this Portfolio. As a participant in the Program, which expires September 18, 2009, each Portfolio has paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the value of the Portfolio’s outstanding shares as of September 19, 2008. In addition, the value of the Money Market Portfolio has paid participation fees of 0.015% for the period May 1, 2009 through September 18, 2009 of the Portfolio’s outstanding shares as of September 19, 2008. The foregoing fees are not covered by the contractual agreement and voluntary waivers to

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2009
(Concluded)
reduce fees, other than the portfolio yield waiver described in Note 2 above. As of June 30, 2009, the respective Portfolio incurred expenses of $102,635 for Government/REPO Portfolio and $246,757 for Money Market Portfolio, reflected within the Treasury Guarantee Program expense in the statement of operations.
Note 5. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through August 20, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)
June 30, 2009
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2009.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending June 30, 2009” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Government/REPO Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2009	June 30, 2009	June 30, 2009*

Actual	$1,000.00	$1,000.40	$0.64

Hypothetical (5% return before expenses)	$1,000.00	$1,024.14	$0.65

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
Money Market Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2009	June 30, 2009	June 30, 2009*

Actual	$1,000.00	$1,003.60	$0.99

Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.00

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
June 30, 2009
Government/REPO Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$516,633,000
Liabilities in Excess of Other Assets	(0.0%)	(153,617)

Net Assets	100.0%	$516,479,383

Maturity Information

Maturity Information	Amount Par	Percentage
1 – 7 days	$516,633,000	100.0%
8 – 14 days	—	0.0%
15 – 30 days	—	0.0%
31 – 60 days	—	0.0%
61 – 90 days	—	0.0%
91 – 120 days	—	0.0%
121 – 150 days	—	0.0%
Over 150 days	—	0.0%

	$516,633,000	100.0%

Average Weighted Maturity - 1 day

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
June 30, 2009
(Concluded)
Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
U.S. Treasury Obligations	1.8%	$24,412,292
Agency Obligations	6.9%	95,846,084
Bank Obligations — Domestic Certificates of Deposit	2.1%	30,000,000
Bank Obligations — Yankee Certificates of Deposit	40.6%	563,503,050
Commercial Paper — Asset Backed Securities	29.2%	405,474,595
Commercial Paper — Banks	18.7%	258,836,780
Notes and Bonds — Banks	0.1%	1,385,000
Notes and Bonds — Insurance	0.1%	2,000,000
Municipal Bonds	0.5%	6,880,000
Repurchase Agreement	1.0%	13,935,000

Total Investments in Securities	101.0%	1,402,272,801

Liabilities in Excess of Other Assets:	(1.0%)	(14,403,332)

Net Assets	100.0%	$1,387,869,469

Maturity Information

		Percentage
Maturity Information	Amount Par	of Portfolio
1 – 7 days	$226,045,000	16.1%
8 – 14 days	106,385,000	7.6%
15 – 30 days	159,000,000	11.3%
31 – 60 days	356,590,000	25.5%
61 – 90 days	360,738,000	25.7%
91 – 120 days	8,000,000	0.6%
121 – 150 days	86,000,000	6.1%
Over 150 days	100,000,000	7.1%

	$1,402,758,000	100.0%

Average Weighted Maturity - 54 days

Plan Investment Fund, Inc.
Approval of Investment Advisory and Service Agreements
(Unaudited)
June 30, 2009
Board of Trustees’ Consideration of the Investment Advisory and Service Agreements. The Investment Advisory and Service Agreements (“Advisory Agreements”) between Plan Investment Fund, Inc. (“PIF”) and BlackRock Institutional Management Corporation (“BIMC”) were most recently approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on April 2, 2009. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for each portfolio of PIF (each, a “Portfolio”), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. (“BlackRock”) and PNC Bank-affiliated companies for the years ended December 31, 2007 and 2006; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Adviser. At the December 11, 2008 Board meeting, the Trustees reviewed a report from Lipper, Inc. (“Lipper”), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.
Fees and Expenses. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before (referred to as “Contractual”) and after (referred to as “Total”) any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper. The Trustees noted that the Portfolios had Total fees in the highest (least expensive) quintile of their respective peer group.
The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.
Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by the Investment Adviser in managing the Portfolios. In connection with this information, the Trustees considered the Investment Adviser’s in-house research capabilities as well as other resources available to the Investment Adviser’s personnel.
The Trustees also considered the quality of the services provided by the Investment Adviser to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Adviser designed to fulfill its duties to the Portfolios with respect to compliance matters.
The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Adviser were consistent with the Portfolios’ requirements and that the Investment Adviser appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.
Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Portfolio’s performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2008. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.

Plan Investment Fund, Inc.
Approval of Investment Advisory and Service Agreements
(Unaudited)
June 30, 2009
(Concluded)
Profitability. The Board of Trustees considered the level of BIMC’s and its affiliates’ profits in respect of their relationship with the Portfolios, including the cost of services provided by BIMC. This consideration included a review of BIMC’s methodology in allocating its costs to the management of a Portfolio. The Board of Trustees considered the profits realized by BIMC and its affiliates in connection with the operation of the Fund. The Board of Trustees also considered BIMC’s profit margins. The Board concluded that BIMC’s profit is a reasonable profit for the services provided to the Portfolios.
Economies of Scale. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.
Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Adviser, such as the engagement of affiliates of the Investment Adviser as service providers to the Portfolios, for administrative, transfer agency and custodial services.
No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.
Annual Meeting of Participation Certificate Holders (Unaudited)
The 2009 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on June 19, 2009. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2009. A total of 1,621,165,158.2 Participation Certificates, representing 99.15% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

	For	Against	Abstain
Election of Trustee Nominations	1,621,165,158.2	0	0

Ratification of independent registered public accounting firm	1,621,165,158.2	0	0
Other Disclosures (Unaudited)
Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.
Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

PLAN INVESTMENT FUND, INC.
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700
TRUSTEES
Paul F. Brown
Vice President, Deputy General Counsel
and Assistant Corporate Secretary
BlueCross and BlueShield Association
Emil D. Duda
Senior Executive Vice President
and Chief Financial Officer
The Lifetime Healthcare Companies
John G. Foos
Chairman
Plan Investment Fund, Inc.
Robert A. Leichtle
Executive Vice President,
Chief Financial Officer and Treasurer
BlueCross and BlueShield of South Carolina
Cynthia M. Vice
Senior Vice President,
Chief Financial Officer and Treasurer
BlueCross and BlueShield of Alabama
Gerard T. Mallen
President and Chief Executive Officer
Plan Investment Fund, Inc.;
Treasurer and Finance Division
Senior Vice President
Health Care Service Corporation
Joseph F. Reichard, CCM
Vice President, Treasury Services
and Assistant Treasurer
Highmark, Inc.
John C. Trifone
Vice President, Treasurer
and Chief Financial Officer
Blue Cross and Blue Shield of Vermont
Marilyn T. Tromans
Vice President, Chief Financial Officer Blue
Cross and Blue Shield of Kansas City
INVESTMENT ADVISOR
GOVERNMENT/REPO PORTFOLIO
and MONEY MARKET PORTFOLIO
BlackRock Institutional Management Corporation
Wilmington, Delaware

Item 2. Code of Ethics.
     This item is not applicable to this Semi-Annual Report.
Item 3. Audit Committee Financial Expert.
     This item is not applicable to this Semi-Annual Report.
Item 4. Principal Accountant Fees and Services.
     This item is not applicable to this Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants.
     This item is not applicable to this Semi-Annual Report.
Item 6. Investments
     (a) Schedule of Investments included in Item 1.
     (b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
     (a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

     (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Gerard T. Mallen Gerard T. Mallen, President

August 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerard T. Mallen Gerard T. Mallen, President
(principal executive officer)

August 20, 2009

By:	/s/ Dale E. Palka Dale E. Palka, Treasurer
(principal financial officer)

August 20, 2009

EXHIBIT INDEX
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.